Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2012	December 31, 2013
Undesignated interest rate swaps	Other current liabilities	$7,246	$1,241
Undesignated interest rate swaps	Other long-term liabilities	67,318	47,578

Total derivatives		$74,564	$48,819

Schedule of Effect of Derivative Instruments on Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Undesignated interest rate swaps	Losses on derivative financial instruments	$28,930	$39,935	$8,064
Put option embedded derivative	Losses on derivative financial instruments	(4,295)	—	—

Total losses on derivative financial instruments		$24,635	$39,935	$8,064